Description of the business and summary of material accounting policy information (Details Narrative)							1 Months Ended	12 Months Ended
	Sep. 28, 2023 USD ($) shares	Oct. 13, 2021 USD ($) shares	Dec. 11, 2020 $ / shares shares	Feb. 24, 2020	Feb. 17, 2010	May 09, 2005	Apr. 30, 2018	Dec. 31, 2025 USD ($) Integer segment	Dec. 31, 2024 USD ($) MXN ($) Integer	Sep. 28, 2024	Dec. 31, 2023 USD ($) MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 Colon	Dec. 31, 2025 GTQ (Q)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 Colon	Dec. 31, 2024 GTQ (Q)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 Colon	Dec. 31, 2023 GTQ (Q)	Dec. 31, 2023 COP ($)	Nov. 22, 2023 shares	Sep. 28, 2023 MXN ($)	Sep. 20, 2023	Oct. 13, 2021 MXN ($)
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate									20.2683		16.8935	17.9667	498.2600	7.6650	3,757.08	512.2300	7.71833	4,409.15	524.7900	7.8301	3,822.05
Borrowings, adjustment to interest rate basis																								0.25%
Sales discounts payment incentives bonuses other variable considerations								$ 0
Recognized supplemental lease payments								$ 178,992,000	$ 114,316,000		$ 83,528,000
Number of aircraft added to fleet | Integer								16	14
Number of aircraft for which lease term extended | Integer								6	10
Number engine agreements lease term extended | Integer									2
Maintenance deposits								$ 0
Maximum period of time between routine maintenance tasks								36 months
Period time between routine maintenance tasks								24 months
Other comprehensive income, net of tax exchange differences on translation								$ 3,543,000	$ (3,879,000)		749,000
Termination benefits expense								$ 0	0
[custom:SeniorityPremiumBenefitsNumberOfDaysWagesForEachYearOfService]								12 days
[custom:SeniorityPremiumBenefitsMinimumLengthOfService]								15 years
Employee benefits expense								$ 451,096,000	$ 411,253,000		386,723,000
Impairment charges right of use assets								$ 0			0
Number engine agreements entered | Integer								15	15
Number of operating segment | Integer								1
Number of geographical areas | segment								2
Quarterly Incentive Bonuses [Member]
IfrsStatementLineItems [Line Items]
Employee benefits expense								$ 4,021,000	$ 4,249,000		3,467,000
Board Of Directors Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							5 years
Employee Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Employee benefits expense								905,000	18,623,000		1,481,000
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Leasehold improvements costs								90,860,000	129,354,000		139,830,000
Amortization of lease incentive								$ 157,391,000	$ 150,625,000		$ 114,924,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Trade receivables, term								24 hours
Length of routine maintenance tasks								6 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Trade receivables, term								48 hours
Length of routine maintenance tasks								15 days
28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis								2.50%
Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	15,000,000	15,000,000
Notional amount	$ 85,800,000	$ 72,100,000																					$ 1,500,000,000		$ 1,500,000,000
Closing foreign exchange rate	1	1																							20.80
Borrowings	$ 286,200,000	$ 144,200,000																					$ 5,000,000,000		$ 3,000,000,000
Borrowings Maturity Term		5 years								5 years
Borrowings, adjustment to interest rate basis								0.25%
Asset Backed Trust Notes [Member] | 28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis	2.15%	2.00%																					2.15%		2.00%
Borrowings, interest rate basis										28
Sustainability Linked Bond Principles 2020 [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue passenger								25.53%	24.08%		21.54%
Sustainability Linked Bond Principles 2020 [Member] | Year 2022 [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue passenger								21.54%
Sustainability Linked Bond Principles 2020 [Member] | Year 2023 [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue passenger								24.08%
Sustainability Linked Bond Principles 2020 [Member] | Year 2024 [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue passenger								25.53%
Sustainability Linked Bond Principles 2020 [Member] | Year 2030 [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue passenger								35.42%
Series A shares
IfrsStatementLineItems [Line Items]
Number of ordinary shares | shares			1
Series B Common Stock [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding | shares																						57,513,873
Conversion of stock, shares converted | shares																						57,513,873
American Depositary Shares
IfrsStatementLineItems [Line Items]
Weighted average share price | $ / shares			$ 11.25
Number of ordinary shares | shares			10
Primary Follow On Equity Offering [Member]
IfrsStatementLineItems [Line Items]
Number of shares offered | shares			134,000,000
Over Allotment Options [Member] | American Depositary Shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			20,100,000
Concesionaria [Member]
IfrsStatementLineItems [Line Items]
Length of air transport services				20 years	10 years	5 years